Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	¥ 418,637
Amortization	1,012	$ 143
Intangible assets and goodwill ending balance	954,144	134,669	¥ 418,637
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	10,122
Intangible assets and goodwill ending balance	9,110	1,286	10,122
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	195,879
Intangible assets and goodwill ending balance	562,587	79,404	195,879
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	212,636
Intangible assets and goodwill ending balance	212,636	30,012	212,636
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill ending balance	169,811	$ 23,967
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	551,012		355,133
Addition	536,519
Intangible assets and goodwill ending balance	1,087,531		551,012
Cost [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Addition			195,879
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	136,822
Addition	0
Reclassification			136,822
Intangible assets and goodwill ending balance	136,822		136,822
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	195,879		136,822
Addition	366,708
Reclassification			(136,822)
Intangible assets and goodwill ending balance	562,587		195,879
Cost [member] | Development costs [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Addition			195,879
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	218,311		218,311
Intangible assets and goodwill ending balance	218,311		218,311
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Addition	169,811
Intangible assets and goodwill ending balance	169,811
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	132,375		132,375
Amortization	1,012
Intangible assets and goodwill ending balance	133,387		132,375
Accumulated depreciation, amortisation and impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	126,700
Reclassification			126,700
Amortization	1,012
Intangible assets and goodwill ending balance	127,712		126,700
Accumulated depreciation, amortisation and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance			126,700
Reclassification			(126,700)
Intangible assets and goodwill ending balance	0
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	5,675		5,675
Intangible assets and goodwill ending balance	¥ 5,675		¥ 5,675